April 28, 2016

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Energy Fund

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

A Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information,

each dated March 15, 2016

The Summary Prospectus, Prospectus and Statement of Additional Information, each dated March 15, 2016, of the Spirit of America Energy Fund (the “Fund”) is hereby amended to reflect the following updated information:

Ticker Symbol for the Spirit of America Energy Fund Class C Shares should be reflected as SACEX.

Further Information

For further information, please contact the Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Fund’s website at www.SOAFunds.com.